Securities	12 Months Ended
Dec. 31, 2011
Securities [Abstract]
SECURITIES

NOTE 2—SECURITIES

The amortized cost and fair value of available for sale securities and the related gross unrealized gains and losses recognized in accumulated other comprehensive income (loss) were as follows.

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
2011
U.S. Treasury securities and obligations of U.S. government agencies	$49,305	$399	$—	$49,704
Obligations of states and political subdivisions	61,508	5,240	(12)	66,736
Mortgage-back securities in government sponsored entities	85,063	2,582	(128)	87,518

Total debt securities	195,876	8,221	(140)	203,957
Equity securities in financial institutions	481	195	—	676

Total	$196,357	$8,416	$(140)	$204,633

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
2010
U.S. Treasury securities and obligations of U.S. government agencies	$55,398	$616	$(307)	$55,707
Obligations of states and political subdivisions	61,401	483	(1,415)	60,469
Mortgage-back securities in government sponsored agencies	65,917	2,236	(53)	68,100

Total debt securities	182,716	3,335	(1,775)	184,276
Equity securities of financial institutions	481	195	—	676

Total	$183,197	$3,530	$(1,775)	$184,952

The amortized cost and fair value of securities at year end 2011 by contractual maturity were as follows. Securities not due at a single maturity date, primarily mortgage-backed securities, are shown separately.

	Available for sale
	Amortized Cost	Fair Value
Due in one year or less	$1,899	$1,943
Due from one to five years	18,450	18,718
Due from five to ten years	19,482	20,272
Due after ten years	70,982	75,506
Mortgage-backed securities in government sponsored entities	85,063	87,518
Equity securities in financial institutions	481	676

Total	$196,357	$204,633

Securities with a carrying value of $156,114 and $158,940 were pledged as of December 31, 2011 and 2010, respectively, to secure public deposits and other deposits and liabilities as required or permitted by law.

Proceeds from sales of securities, gross realized gains and gross realized losses were as follows.

	2011	2010
Sale proceeds	$310	$4,525
Gross realized gains	—	189
Gains from securities called or settled by the issuer	5	23
Losses from securities called or settled by the issuer	(13)	—

Debt securities with unrealized losses at year end 2011 and 2010 not recognized in income are as follows.

2011	12 Months or less		More than 12 months		Total
Description of Securities	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
Obligations of states and political subdivisions	$1,309	$(10)	$160	$(2)	$1,469	$(12)
Mortgage-backed securities in gov’t sponsored entities	20,915	(128)	—	—	20,915	(128)

Total temporarily impaired	$22,224	$(138)	$160	$(2)	$22,384	$(140)

2010	12 Months or less		More than 12 months		Total
Description of Securities	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
U.S. Treasury securities and obligations of U.S. government agencies	$10,257	$(307)	$—	$—	$10,257	$(307)
Obligations of states and political subdivisions	34,938	(1,359)	2,256	(56)	37,194	(1,415)
Mortgage-backed securities in gov’t sponsored entities	9,696	(53)	—	—	9,696	(53)

Total temporarily impaired	$54,891	$(1,719)	$2,256	$(56)	$57,147	$(1,775)

The Corporation periodically evaluates securities for other-than-temporary impairment. An unrealized loss exists when the current fair value of an individual security is less than its amortized cost basis. Unrealized losses that are determined to be temporary in nature are recorded, net of tax, in accumulated other comprehensive income.

The Corporation has assessed each available-for-sale security position for credit impairment. Factors considered in determining whether a loss is temporary include:

•	The length of time and the extent to which fair value has been below cost;

•	The severity of impairment;

•	The cause of the impairment and the financial condition and near-term prospects of the issuer;

•	If the Corporation intends to sell the investment;

•	If it’s more-likely-than-not the Corporation will be required to sell the investment before recovering its amortized cost basis; and

•	If the Corporation does not expect to recover the investment’s entire amortized cost basis (even if the Corporation does not intend to sell the investment).

The Corporation’s review for impairment generally entails:

•	Identification and evaluation of investments that have indications of impairment;

•

Analysis of individual investments that have fair values less than amortized cost, including consideration of length of time investment has been in unrealized loss position and the expected recovery period;

•	Evaluation of factors or triggers that could cause individual investments to qualify as having other-than-temporary impairment; and

•	Documentation of these analyses, as required by policy.

At December 31, 2011, the Corporation owns twenty-eight securities which are considered temporarily impaired. The unrealized losses on these securities have not been recognized into income because the issuers’ bonds are of high credit quality, management has the intent and ability to hold these securities for the foreseeable future, and the decline in fair value is largely due to changes in market interest rates. The Corporation also considers sector specific credit rating changes in its analysis. The fair value is expected to recover as the securities approach their maturity date or reset date. The Corporation does not intend to sell until recovery and does not believe selling will be required before recovery.

During December 31, 2010, the Corporation did identify one Obligation of States and Political Subdivision for which other-than-temporary impairment did exist. This security was related to and secured by housing units for special-needs persons in a neighboring community. Upon completion of the evaluation process, the security was written down by $575, pretax, and recorded through the Statement of Operations.